Vanguard® ESG U.S. Corporate Bond ETF
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (99.2%)
Communications (14.2%)
	Alphabet Inc.	3.375%	2/25/24	25	27
	Alphabet Inc.	1.998%	8/15/26	45	48
	Alphabet Inc.	1.100%	8/15/30	35	35
	Alphabet Inc.	1.900%	8/15/40	70	69
	Alphabet Inc.	2.050%	8/15/50	45	44
	Alphabet Inc.	2.250%	8/15/60	10	10
	America Movil SAB de CV	3.625%	4/22/29	25	29
	America Movil SAB de CV	2.875%	5/7/30	65	71
	America Movil SAB de CV	6.125%	3/30/40	50	74
	America Movil SAB de CV	4.375%	7/16/42	40	51
	AT&T Inc.	3.000%	6/30/22	75	78
	AT&T Inc.	4.450%	4/1/24	25	28
	AT&T Inc.	3.400%	5/15/25	75	83
	AT&T Inc.	4.125%	2/17/26	25	29
	AT&T Inc.	2.300%	6/1/27	45	48
	AT&T Inc.	4.350%	3/1/29	50	59
	AT&T Inc.	4.300%	2/15/30	75	89
	AT&T Inc.	2.750%	6/1/31	70	74
	AT&T Inc.	2.250%	2/1/32	75	76
	AT&T Inc.	4.500%	5/15/35	25	30
	AT&T Inc.	5.250%	3/1/37	20	26
	AT&T Inc.	4.850%	3/1/39	84	105
	AT&T Inc.	5.350%	9/1/40	40	53
	AT&T Inc.	3.500%	6/1/41	125	135
	AT&T Inc.	3.100%	2/1/43	155	159
	AT&T Inc.	4.800%	6/15/44	7	9
	AT&T Inc.	4.350%	6/15/45	20	24
	AT&T Inc.	4.750%	5/15/46	20	25
	AT&T Inc.	4.500%	3/9/48	40	49
	AT&T Inc.	4.550%	3/9/49	75	91
	AT&T Inc.	3.650%	6/1/51	50	53
	AT&T Inc.	3.300%	2/1/52	25	25
[1]	AT&T Inc.	3.500%	9/15/53	145	148
[1]	AT&T Inc.	3.550%	9/15/55	100	102
[1]	AT&T Inc.	3.650%	9/15/59	65	66
	AT&T Inc.	3.850%	6/1/60	100	106
	AT&T Inc.	3.500%	2/1/61	25	25
	Bell Canada	4.464%	4/1/48	20	26
	Booking Holdings Inc.	4.100%	4/13/25	45	51
	Booking Holdings Inc.	4.500%	4/13/27	20	24
	Booking Holdings Inc.	4.625%	4/13/30	15	18

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	British Telecommunications plc	9.625%	12/15/30	40	65
	Charter Communications Operating LLC	4.464%	7/23/22	31	33
	Charter Communications Operating LLC	4.908%	7/23/25	125	145
	Charter Communications Operating LLC	3.750%	2/15/28	10	11
	Charter Communications Operating LLC	4.200%	3/15/28	50	57
	Charter Communications Operating LLC	5.050%	3/30/29	20	24
	Charter Communications Operating LLC	2.800%	4/1/31	25	26
	Charter Communications Operating LLC	6.384%	10/23/35	45	62
	Charter Communications Operating LLC	5.375%	4/1/38	75	94
	Charter Communications Operating LLC	6.484%	10/23/45	75	107
	Charter Communications Operating LLC	5.750%	4/1/48	38	50
	Charter Communications Operating LLC	4.800%	3/1/50	25	30
	Charter Communications Operating LLC	3.700%	4/1/51	105	110
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	10	12
	Comcast Corp.	3.000%	2/1/24	25	27
	Comcast Corp.	3.700%	4/15/24	50	55
	Comcast Corp.	3.375%	2/15/25	50	55
	Comcast Corp.	3.375%	8/15/25	25	28
	Comcast Corp.	3.950%	10/15/25	115	132
	Comcast Corp.	3.150%	3/1/26	25	28
	Comcast Corp.	2.350%	1/15/27	50	54
	Comcast Corp.	3.300%	4/1/27	50	56
	Comcast Corp.	3.150%	2/15/28	25	28
	Comcast Corp.	4.150%	10/15/28	50	60
	Comcast Corp.	2.650%	2/1/30	50	55
	Comcast Corp.	4.250%	10/15/30	20	25
	Comcast Corp.	1.950%	1/15/31	75	77
	Comcast Corp.	4.250%	1/15/33	15	19
	Comcast Corp.	4.400%	8/15/35	15	19
	Comcast Corp.	6.500%	11/15/35	100	155
	Comcast Corp.	6.450%	3/15/37	15	23
	Comcast Corp.	6.950%	8/15/37	20	32
	Comcast Corp.	4.600%	10/15/38	40	53
	Comcast Corp.	3.750%	4/1/40	25	30
	Comcast Corp.	4.650%	7/15/42	20	27
	Comcast Corp.	4.750%	3/1/44	23	32
	Comcast Corp.	4.600%	8/15/45	50	68
	Comcast Corp.	3.400%	7/15/46	100	116
	Comcast Corp.	4.000%	8/15/47	50	63
	Comcast Corp.	3.969%	11/1/47	40	50
	Comcast Corp.	4.700%	10/15/48	50	70
	Comcast Corp.	3.999%	11/1/49	45	57
	Comcast Corp.	2.800%	1/15/51	52	54
	Comcast Corp.	2.450%	8/15/52	5	5
	Comcast Corp.	4.950%	10/15/58	35	54
	Comcast Corp.	2.650%	8/15/62	50	51
	Deutsche Telekom International Finance BV	8.750%	6/15/30	60	95
	Discovery Communications LLC	2.950%	3/20/23	18	19
	Discovery Communications LLC	3.950%	3/20/28	100	115
	Discovery Communications LLC	5.200%	9/20/47	10	13
	Discovery Communications LLC	5.300%	5/15/49	25	32
	Discovery Communications LLC	4.650%	5/15/50	30	37
[1]	Discovery Communications LLC	4.000%	9/15/55	15	17
	Expedia Group Inc.	3.800%	2/15/28	45	47
	Fox Corp.	4.709%	1/25/29	90	109
	Fox Corp.	5.476%	1/25/39	10	14
	Fox Corp.	5.576%	1/25/49	10	15
	NBCUniversal Media LLC	5.950%	4/1/41	50	77

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NBCUniversal Media LLC	4.450%	1/15/43	20	26
	Omnicom Group Inc.	3.625%	5/1/22	25	26
	Omnicom Group Inc.	3.650%	11/1/24	20	22
	Omnicom Group Inc.	3.600%	4/15/26	15	17
	Orange SA	9.000%	3/1/31	40	66
	Orange SA	5.500%	2/6/44	20	29
	Rogers Communications Inc.	4.100%	10/1/23	25	27
	Rogers Communications Inc.	5.000%	3/15/44	20	27
	Rogers Communications Inc.	4.350%	5/1/49	15	19
	Rogers Communications Inc.	3.700%	11/15/49	25	30
	Telefonica Emisiones SA	4.103%	3/8/27	40	46
	Telefonica Emisiones SA	7.045%	6/20/36	25	37
	Telefonica Emisiones SA	5.213%	3/8/47	60	76
	Telefonica Emisiones SA	4.895%	3/6/48	15	19
	Telefonica Emisiones SA	5.520%	3/1/49	35	46
	Telefonica Europe BV	8.250%	9/15/30	15	23
	TELUS Corp.	4.600%	11/16/48	5	6
	Time Warner Cable LLC	6.550%	5/1/37	75	103
	Time Warner Cable LLC	6.750%	6/15/39	50	71
	Time Warner Cable LLC	5.875%	11/15/40	25	32
	Time Warner Cable LLC	5.500%	9/1/41	25	32
	Time Warner Cable LLC	4.500%	9/15/42	35	40
	Time Warner Entertainment Co. LP	8.375%	3/15/23	20	23
[1]	T-Mobile USA Inc.	3.500%	4/15/25	70	77
[1]	T-Mobile USA Inc.	1.500%	2/15/26	25	25
[1]	T-Mobile USA Inc.	3.750%	4/15/27	30	34
[1]	T-Mobile USA Inc.	2.050%	2/15/28	50	51
[1]	T-Mobile USA Inc.	3.875%	4/15/30	150	172
[1]	T-Mobile USA Inc.	2.550%	2/15/31	75	78
[1]	T-Mobile USA Inc.	4.375%	4/15/40	50	61
[1]	T-Mobile USA Inc.	3.000%	2/15/41	35	36
[1]	T-Mobile USA Inc.	4.500%	4/15/50	40	50
[1]	T-Mobile USA Inc.	3.300%	2/15/51	75	78
	TWDC Enterprises 18 Corp.	2.350%	12/1/22	10	10
	TWDC Enterprises 18 Corp.	3.150%	9/17/25	20	22
	TWDC Enterprises 18 Corp.	2.950%	6/15/27	20	22
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	45	56
	Verizon Communications Inc.	5.150%	9/15/23	50	56
	Verizon Communications Inc.	3.376%	2/15/25	65	72
	Verizon Communications Inc.	2.625%	8/15/26	10	11
	Verizon Communications Inc.	4.125%	3/16/27	95	112
	Verizon Communications Inc.	3.000%	3/22/27	45	50
	Verizon Communications Inc.	4.329%	9/21/28	115	139
	Verizon Communications Inc.	4.016%	12/3/29	85	101
	Verizon Communications Inc.	3.150%	3/22/30	75	84
	Verizon Communications Inc.	4.500%	8/10/33	50	63
	Verizon Communications Inc.	4.400%	11/1/34	50	63
	Verizon Communications Inc.	4.272%	1/15/36	40	50
	Verizon Communications Inc.	5.250%	3/16/37	50	69
	Verizon Communications Inc.	3.850%	11/1/42	75	91
	Verizon Communications Inc.	4.125%	8/15/46	5	6
	Verizon Communications Inc.	4.862%	8/21/46	126	173
	Verizon Communications Inc.	4.522%	9/15/48	60	80
	Verizon Communications Inc.	5.012%	4/15/49	25	35
	Verizon Communications Inc.	4.000%	3/22/50	30	38
	Verizon Communications Inc.	4.672%	3/15/55	40	55
[1]	Verizon Communications Inc.	2.987%	10/30/56	85	90
	ViacomCBS Inc.	4.250%	9/1/23	25	27

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ViacomCBS Inc.	4.750%	5/15/25	25	29
ViacomCBS Inc.	4.000%	1/15/26	25	28
ViacomCBS Inc.	7.875%	7/30/30	20	29
ViacomCBS Inc.	4.375%	3/15/43	60	69
ViacomCBS Inc.	5.850%	9/1/43	15	21
ViacomCBS Inc.	4.950%	5/19/50	25	32
Vodafone Group plc	2.950%	2/19/23	70	74
Vodafone Group plc	3.750%	1/16/24	25	27
Vodafone Group plc	4.375%	5/30/28	25	30
Vodafone Group plc	6.150%	2/27/37	30	43
Vodafone Group plc	5.250%	5/30/48	100	136
Vodafone Group plc	4.875%	6/19/49	50	65
Vodafone Group plc	4.250%	9/17/50	25	31
Walt Disney Co.	3.000%	9/15/22	15	16
Walt Disney Co.	3.350%	3/24/25	50	55
Walt Disney Co.	2.200%	1/13/28	50	53
Walt Disney Co.	2.000%	9/1/29	65	67
Walt Disney Co.	2.650%	1/13/31	115	125
Walt Disney Co.	6.200%	12/15/34	60	90
Walt Disney Co.	6.650%	11/15/37	10	15
Walt Disney Co.	3.500%	5/13/40	45	53
Walt Disney Co.	4.700%	3/23/50	35	48
Walt Disney Co.	3.600%	1/13/51	40	47
Walt Disney Co.	3.800%	5/13/60	15	19
Weibo Corp.	3.375%	7/8/30	10	10
WPP Finance 2010	3.750%	9/19/24	10	11
				9,749
Consumer Discretionary (7.0%)
Alibaba Group Holding Ltd.	3.600%	11/28/24	75	83
Alibaba Group Holding Ltd.	3.400%	12/6/27	35	39
Alibaba Group Holding Ltd.	4.000%	12/6/37	20	24
Alibaba Group Holding Ltd.	4.200%	12/6/47	25	32
Alibaba Group Holding Ltd.	4.400%	12/6/57	15	20
Amazon.com Inc.	2.800%	8/22/24	100	108
Amazon.com Inc.	0.800%	6/3/25	65	66
Amazon.com Inc.	3.150%	8/22/27	100	114
Amazon.com Inc.	4.800%	12/5/34	80	110
Amazon.com Inc.	4.950%	12/5/44	90	133
Amazon.com Inc.	2.500%	6/3/50	85	90
Amazon.com Inc.	2.700%	6/3/60	65	70
American Honda Finance Corp.	2.200%	6/27/22	25	26
American Honda Finance Corp.	1.950%	5/10/23	20	21
American Honda Finance Corp.	0.875%	7/7/23	60	61
AutoZone Inc.	4.000%	4/15/30	15	18
BorgWarner Inc.	2.650%	7/1/27	35	37
Cintas Corp. No. 2	3.700%	4/1/27	30	35
Daimler Finance North America LLC	8.500%	1/18/31	30	47
eBay Inc.	3.800%	3/9/22	50	52
eBay Inc.	2.600%	7/15/22	35	36
eBay Inc.	1.900%	3/11/25	25	26
eBay Inc.	4.000%	7/15/42	20	23
General Motors Co.	4.875%	10/2/23	50	55
General Motors Co.	6.125%	10/1/25	70	84
General Motors Co.	4.200%	10/1/27	70	79
General Motors Co.	5.000%	10/1/28	50	59
General Motors Co.	5.000%	4/1/35	35	41
General Motors Co.	6.250%	10/2/43	35	47
General Motors Co.	5.400%	4/1/48	60	75

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Motors Financial Co. Inc.	3.450%	4/10/22	25	26
General Motors Financial Co. Inc.	3.150%	6/30/22	55	57
General Motors Financial Co. Inc.	3.550%	7/8/22	50	52
General Motors Financial Co. Inc.	5.200%	3/20/23	35	38
General Motors Financial Co. Inc.	5.100%	1/17/24	35	39
General Motors Financial Co. Inc.	4.350%	4/9/25	25	28
General Motors Financial Co. Inc.	2.750%	6/20/25	25	26
General Motors Financial Co. Inc.	5.250%	3/1/26	25	29
General Motors Financial Co. Inc.	4.000%	10/6/26	10	11
General Motors Financial Co. Inc.	4.350%	1/17/27	25	28
General Motors Financial Co. Inc.	2.700%	8/20/27	40	42
General Motors Financial Co. Inc.	3.600%	6/21/30	60	67
Hasbro Inc.	3.900%	11/19/29	10	11
Home Depot Inc.	2.625%	6/1/22	79	82
Home Depot Inc.	2.700%	4/1/23	20	21
Home Depot Inc.	3.350%	9/15/25	25	28
Home Depot Inc.	2.500%	4/15/27	25	27
Home Depot Inc.	2.950%	6/15/29	50	57
Home Depot Inc.	2.700%	4/15/30	50	55
Home Depot Inc.	5.875%	12/16/36	50	76
Home Depot Inc.	3.300%	4/15/40	25	29
Home Depot Inc.	4.200%	4/1/43	20	26
Home Depot Inc.	4.250%	4/1/46	50	66
Home Depot Inc.	3.350%	4/15/50	50	59
Home Depot Inc.	3.500%	9/15/56	75	92
Lear Corp.	3.800%	9/15/27	10	11
Lowe's Cos. Inc.	3.120%	4/15/22	15	15
Lowe's Cos. Inc.	3.375%	9/15/25	15	17
Lowe's Cos. Inc.	2.500%	4/15/26	75	81
Lowe's Cos. Inc.	3.650%	4/5/29	80	93
Lowe's Cos. Inc.	1.700%	10/15/30	25	25
Lowe's Cos. Inc.	4.050%	5/3/47	45	55
Lowe's Cos. Inc.	3.000%	10/15/50	25	27
Magna International Inc.	3.625%	6/15/24	15	16
Marriott International Inc.	5.750%	5/1/25	50	58
Marriott International Inc.	3.125%	6/15/26	60	63
Marriott International Inc.	4.625%	6/15/30	20	23
McDonald's Corp.	2.625%	1/15/22	50	51
McDonald's Corp.	3.700%	1/30/26	25	28
McDonald's Corp.	3.500%	3/1/27	50	57
McDonald's Corp.	3.500%	7/1/27	20	23
McDonald's Corp.	2.625%	9/1/29	95	104
McDonald's Corp.	4.700%	12/9/35	20	26
McDonald's Corp.	4.875%	12/9/45	50	68
McDonald's Corp.	4.450%	3/1/47	25	33
McDonald's Corp.	4.450%	9/1/48	32	42
McDonald's Corp.	3.625%	9/1/49	25	29
NIKE Inc.	2.400%	3/27/25	10	11
NIKE Inc.	2.375%	11/1/26	15	16
NIKE Inc.	2.750%	3/27/27	9	10
NIKE Inc.	2.850%	3/27/30	45	51
NIKE Inc.	3.250%	3/27/40	35	41
NIKE Inc.	3.375%	3/27/50	28	34
NVR Inc.	3.000%	5/15/30	7	8
O'Reilly Automotive Inc.	3.600%	9/1/27	10	11
Ralph Lauren Corp.	2.950%	6/15/30	15	16
Southwest Airlines Co.	5.250%	5/4/25	45	51
Southwest Airlines Co.	5.125%	6/15/27	25	29

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stanley Black & Decker Inc.	2.900%	11/1/22	15	16
	Stanley Black & Decker Inc.	2.750%	11/15/50	20	21
	Stanley Black & Decker Inc.	4.000%	3/15/60	10	11
	Starbucks Corp.	3.100%	3/1/23	20	21
	Starbucks Corp.	4.000%	11/15/28	20	24
	Starbucks Corp.	3.550%	8/15/29	10	12
	Starbucks Corp.	2.250%	3/12/30	50	52
	Starbucks Corp.	2.550%	11/15/30	35	38
	Starbucks Corp.	4.500%	11/15/48	35	45
	Starbucks Corp.	3.500%	11/15/50	10	11
	TJX Cos. Inc.	3.500%	4/15/25	25	28
	TJX Cos. Inc.	3.750%	4/15/27	25	29
	TJX Cos. Inc.	3.875%	4/15/30	20	24
	TJX Cos. Inc.	4.500%	4/15/50	20	29
	Toyota Motor Corp.	3.419%	7/20/23	10	11
	Toyota Motor Credit Corp.	3.300%	1/12/22	15	16
	Toyota Motor Credit Corp.	1.150%	5/26/22	20	20
	Toyota Motor Credit Corp.	0.450%	7/22/22	20	20
	Toyota Motor Credit Corp.	2.150%	9/8/22	50	52
	Toyota Motor Credit Corp.	2.900%	3/30/23	50	53
	Toyota Motor Credit Corp.	0.500%	8/14/23	50	50
	Toyota Motor Credit Corp.	1.350%	8/25/23	25	26
	Toyota Motor Credit Corp.	3.200%	1/11/27	20	22
	Toyota Motor Credit Corp.	2.150%	2/13/30	25	27
	Toyota Motor Credit Corp.	3.375%	4/1/30	15	18
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	50	53
	VF Corp.	2.400%	4/23/25	35	37
					4,772
Consumer Staples (4.1%)
	Archer-Daniels-Midland Co.	2.500%	8/11/26	45	49
	Campbell Soup Co.	4.150%	3/15/28	15	18
	Coca-Cola Co.	2.500%	4/1/23	20	21
	Coca-Cola Co.	1.750%	9/6/24	45	47
	Coca-Cola Co.	2.875%	10/27/25	30	33
	Coca-Cola Co.	3.375%	3/25/27	50	57
	Coca-Cola Co.	1.000%	3/15/28	40	40
	Coca-Cola Co.	3.450%	3/25/30	65	76
	Coca-Cola Co.	1.650%	6/1/30	25	26
	Coca-Cola Co.	2.500%	6/1/40	45	49
	Coca-Cola Co.	2.600%	6/1/50	33	35
	Coca-Cola Co.	2.750%	6/1/60	20	22
	Conagra Brands Inc.	3.200%	1/25/23	15	16
	Conagra Brands Inc.	4.600%	11/1/25	25	29
	Conagra Brands Inc.	4.850%	11/1/28	50	62
	Conagra Brands Inc.	5.300%	11/1/38	10	13
	Conagra Brands Inc.	5.400%	11/1/48	30	43
	Dollar General Corp.	3.250%	4/15/23	25	26
	Dollar General Corp.	3.500%	4/3/30	15	17
	Dollar Tree Inc.	3.700%	5/15/23	60	64
	Dollar Tree Inc.	4.000%	5/15/25	20	23
	General Mills Inc.	3.150%	12/15/21	20	20
	General Mills Inc.	3.700%	10/17/23	25	27
	General Mills Inc.	4.000%	4/17/25	10	11
	General Mills Inc.	4.200%	4/17/28	25	30
	General Mills Inc.	2.875%	4/15/30	25	28
	Hormel Foods Corp.	1.800%	6/11/30	20	21
	J M Smucker Co.	3.500%	3/15/25	10	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Keurig Dr Pepper Inc.	4.417%	5/25/25	20	23
	Keurig Dr Pepper Inc.	4.597%	5/25/28	95	115
	Keurig Dr Pepper Inc.	3.800%	5/1/50	10	12
	McCormick & Co. Inc.	3.400%	8/15/27	20	23
	Mead Johnson Nutrition Co.	4.125%	11/15/25	66	76
	Mondelez International Inc.	0.625%	7/1/22	25	25
	Mondelez International Inc.	1.500%	5/4/25	20	21
	Mondelez International Inc.	2.750%	4/13/30	25	27
	Mondelez International Inc.	2.625%	9/4/50	15	15
	PepsiCo Inc.	2.750%	3/5/22	25	26
	PepsiCo Inc.	2.750%	3/1/23	25	26
	PepsiCo Inc.	3.600%	3/1/24	21	23
	PepsiCo Inc.	2.250%	3/19/25	75	80
	PepsiCo Inc.	2.375%	10/6/26	25	27
	PepsiCo Inc.	2.750%	3/19/30	90	101
	PepsiCo Inc.	1.625%	5/1/30	25	26
	PepsiCo Inc.	3.500%	3/19/40	50	60
	PepsiCo Inc.	4.450%	4/14/46	30	42
	PepsiCo Inc.	3.450%	10/6/46	35	42
	PepsiCo Inc.	3.625%	3/19/50	50	63
	PepsiCo Inc.	3.875%	3/19/60	18	24
	Procter & Gamble Co.	2.150%	8/11/22	50	52
	Procter & Gamble Co.	3.100%	8/15/23	25	27
	Procter & Gamble Co.	2.450%	11/3/26	75	83
	Procter & Gamble Co.	3.000%	3/25/30	25	29
	Procter & Gamble Co.	1.200%	10/29/30	25	25
	Sysco Corp.	5.650%	4/1/25	35	42
	Sysco Corp.	3.300%	7/15/26	10	11
	Sysco Corp.	5.950%	4/1/30	20	26
	Sysco Corp.	6.600%	4/1/50	50	77
	Target Corp.	2.900%	1/15/22	20	21
	Target Corp.	2.250%	4/15/25	75	80
	Target Corp.	4.000%	7/1/42	45	59
	Tyson Foods Inc.	4.500%	6/15/22	80	84
	Tyson Foods Inc.	3.550%	6/2/27	50	57
	Tyson Foods Inc.	4.550%	6/2/47	25	33
	Tyson Foods Inc.	5.100%	9/28/48	40	57
	Unilever Capital Corp.	2.200%	5/5/22	65	67
	Unilever Capital Corp.	2.600%	5/5/24	25	27
	Unilever Capital Corp.	2.125%	9/6/29	25	27
	Walgreen Co.	3.100%	9/15/22	45	47
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	35	39
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	55	63
					2,824
Financials (39.5%)
[2]	Aegon NV	5.500%	4/11/48	10	11
	AerCap Ireland Capital DAC	4.500%	9/15/23	10	11
	AerCap Ireland Capital DAC	6.500%	7/15/25	55	64
	AerCap Ireland Capital DAC	3.650%	7/21/27	20	21
	Aflac Inc.	3.600%	4/1/30	45	53
	Air Lease Corp.	3.000%	9/15/23	20	21
	Air Lease Corp.	2.300%	2/1/25	25	25
	Air Lease Corp.	3.750%	6/1/26	10	11
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	53	52
[2]	Allstate Corp.	5.750%	8/15/53	10	11
	Ally Financial Inc.	3.875%	5/21/24	60	66
	Ally Financial Inc.	5.800%	5/1/25	10	12
	Ally Financial Inc.	8.000%	11/1/31	33	47

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	2.500%	8/1/22	25	26
	American Express Co.	2.650%	12/2/22	23	24
	American Express Co.	3.400%	2/27/23	70	74
	American Express Co.	3.700%	8/3/23	20	22
	American Express Co.	2.500%	7/30/24	75	80
	American Express Co.	3.000%	10/30/24	15	16
	American Express Co.	3.125%	5/20/26	15	17
	American Express Co.	4.050%	12/3/42	15	19
	American Express Credit Corp.	2.700%	3/3/22	20	21
	American Express Credit Corp.	3.300%	5/3/27	60	68
	American International Group Inc.	3.750%	7/10/25	20	22
	American International Group Inc.	3.900%	4/1/26	110	125
	American International Group Inc.	3.400%	6/30/30	25	28
	American International Group Inc.	3.875%	1/15/35	10	12
	American International Group Inc.	6.250%	5/1/36	25	36
	American International Group Inc.	4.500%	7/16/44	35	45
	American International Group Inc.	4.800%	7/10/45	5	7
	American International Group Inc.	4.750%	4/1/48	15	20
[2]	American International Group Inc.	5.750%	4/1/48	10	11
	American International Group Inc.	4.375%	1/15/55	45	58
	American Tower Corp.	3.500%	1/31/23	15	16
	American Tower Corp.	5.000%	2/15/24	25	28
	American Tower Corp.	4.000%	6/1/25	25	28
	American Tower Corp.	2.750%	1/15/27	35	38
	American Tower Corp.	3.800%	8/15/29	25	29
	American Tower Corp.	2.900%	1/15/30	25	27
	American Tower Corp.	2.100%	6/15/30	20	20
	American Tower Corp.	3.100%	6/15/50	35	36
	Ameriprise Financial Inc.	4.000%	10/15/23	40	44
	Aon Corp.	3.750%	5/2/29	10	12
	Aon Corp.	2.800%	5/15/30	25	27
	Arch Capital Group Ltd.	3.635%	6/30/50	10	12
	Athene Holding Ltd.	4.125%	1/12/28	10	11
	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	50	52
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	25	29
	AXA SA	8.600%	12/15/30	10	15
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	20	20
	Banco Santander SA	3.500%	4/11/22	10	10
	Banco Santander SA	3.848%	4/12/23	25	27
	Banco Santander SA	2.746%	5/28/25	110	117
	Banco Santander SA	5.179%	11/19/25	20	23
	Banco Santander SA	3.800%	2/23/28	40	45
	Banco Santander SA	4.379%	4/12/28	25	29
	Banco Santander SA	3.306%	6/27/29	10	11
	Bancolombia SA	3.000%	1/29/25	15	15
	Bank of America Corp.	5.700%	1/24/22	85	90
	Bank of America Corp.	3.300%	1/11/23	85	90
[2]	Bank of America Corp.	3.124%	1/20/23	50	51
[2]	Bank of America Corp.	2.881%	4/24/23	75	77
[2]	Bank of America Corp.	2.816%	7/21/23	150	156
[2]	Bank of America Corp.	3.004%	12/20/23	100	105
	Bank of America Corp.	4.125%	1/22/24	25	28
[2]	Bank of America Corp.	3.550%	3/5/24	25	27
	Bank of America Corp.	4.000%	4/1/24	75	83
[2]	Bank of America Corp.	3.864%	7/23/24	100	108
	Bank of America Corp.	4.200%	8/26/24	25	28
	Bank of America Corp.	0.810%	10/24/24	95	95
	Bank of America Corp.	4.000%	1/22/25	50	56

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank of America Corp.	3.458%	3/15/25	50	54
	Bank of America Corp.	3.950%	4/21/25	25	28
	Bank of America Corp.	3.875%	8/1/25	30	34
	Bank of America Corp.	0.981%	9/25/25	75	75
[2]	Bank of America Corp.	2.456%	10/22/25	75	80
[2]	Bank of America Corp.	1.319%	6/19/26	85	86
	Bank of America Corp.	4.250%	10/22/26	58	68
	Bank of America Corp.	1.197%	10/24/26	25	25
[2]	Bank of America Corp.	3.559%	4/23/27	25	28
	Bank of America Corp.	3.248%	10/21/27	25	28
	Bank of America Corp.	4.183%	11/25/27	75	86
[2]	Bank of America Corp.	3.419%	12/20/28	148	166
[2]	Bank of America Corp.	3.970%	3/5/29	25	29
[2]	Bank of America Corp.	4.271%	7/23/29	88	105
[2]	Bank of America Corp.	3.974%	2/7/30	100	117
[2]	Bank of America Corp.	2.884%	10/22/30	50	55
[2]	Bank of America Corp.	2.496%	2/13/31	115	122
[2]	Bank of America Corp.	2.592%	4/29/31	75	80
[2]	Bank of America Corp.	1.898%	7/23/31	25	25
	Bank of America Corp.	6.110%	1/29/37	25	37
[2]	Bank of America Corp.	4.244%	4/24/38	25	31
[2]	Bank of America Corp.	2.676%	6/19/41	125	131
	Bank of America Corp.	5.875%	2/7/42	25	39
	Bank of America Corp.	5.000%	1/21/44	25	36
[2]	Bank of America Corp.	4.443%	1/20/48	50	67
[2]	Bank of America Corp.	3.946%	1/23/49	55	69
[2]	Bank of America Corp.	4.330%	3/15/50	80	105
[2]	Bank of America Corp.	4.083%	3/20/51	110	140
	Bank of America Corp.	2.831%	10/24/51	25	27
	Bank of America NA	6.000%	10/15/36	20	30
	Bank of Montreal	2.900%	3/26/22	23	24
	Bank of Montreal	2.550%	11/6/22	50	52
	Bank of Montreal	3.300%	2/5/24	25	27
	Bank of Montreal	1.850%	5/1/25	45	47
	Bank of Montreal	4.338%	10/5/28	24	26
	Bank of Montreal	3.803%	12/15/32	10	11
	Bank of New York Mellon Corp.	2.600%	2/7/22	25	26
	Bank of New York Mellon Corp.	1.950%	8/23/22	45	46
	Bank of New York Mellon Corp.	1.850%	1/27/23	20	21
	Bank of New York Mellon Corp.	2.200%	8/16/23	86	90
	Bank of New York Mellon Corp.	2.100%	10/24/24	20	21
	Bank of New York Mellon Corp.	1.600%	4/24/25	25	26
	Bank of New York Mellon Corp.	3.400%	1/29/28	25	29
	Bank of New York Mellon Corp.	3.850%	4/28/28	25	30
	Bank of New York Mellon Corp.	3.300%	8/23/29	40	46
	Bank of Nova Scotia	2.700%	3/7/22	20	21
	Bank of Nova Scotia	1.950%	2/1/23	15	15
	Bank of Nova Scotia	1.625%	5/1/23	50	51
	Bank of Nova Scotia	3.400%	2/11/24	40	43
	Bank of Nova Scotia	2.200%	2/3/25	15	16
	Bank of Nova Scotia	1.300%	6/11/25	25	25
	Bank of Nova Scotia	4.500%	12/16/25	15	17
	Bank of Nova Scotia	2.700%	8/3/26	15	16
	Barclays Bank plc	1.700%	5/12/22	29	29
[2]	Barclays plc	4.610%	2/15/23	110	115
	Barclays plc	4.375%	9/11/24	50	55
	Barclays plc	3.650%	3/16/25	50	55
[2]	Barclays plc	3.932%	5/7/25	10	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	4.375%	1/12/26	35	40
[2]	Barclays plc	2.852%	5/7/26	50	53
	Barclays plc	5.200%	5/12/26	50	58
	Barclays plc	4.836%	5/9/28	30	34
[2]	Barclays plc	4.972%	5/16/29	25	30
	Barclays plc	2.645%	6/24/31	75	78
	Barclays plc	5.250%	8/17/45	45	62
	BBVA USA	2.875%	6/29/22	30	31
	BlackRock Inc.	3.500%	3/18/24	20	22
	BlackRock Inc.	2.400%	4/30/30	48	52
	BlackRock Inc.	1.900%	1/28/31	45	47
	BNP Paribas SA	4.250%	10/15/24	65	73
	Boston Properties LP	3.850%	2/1/23	20	21
	Boston Properties LP	3.200%	1/15/25	15	16
	Boston Properties LP	2.750%	10/1/26	20	22
	Boston Properties LP	3.400%	6/21/29	63	69
	Boston Properties LP	3.250%	1/30/31	20	22
	BPCE SA	2.750%	12/2/21	25	26
	BPCE SA	4.000%	4/15/24	20	22
	Brighthouse Financial Inc.	3.700%	6/22/27	34	37
	Brighthouse Financial Inc.	4.700%	6/22/47	55	57
	Brixmor Operating Partnership LP	4.125%	5/15/29	15	17
	Brixmor Operating Partnership LP	4.050%	7/1/30	20	23
	Camden Property Trust	2.800%	5/15/30	35	39
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	25	26
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	10	10
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	25	27
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	15	16
	Capital One Bank USA NA	3.375%	2/15/23	25	26
	Capital One Financial Corp.	3.050%	3/9/22	25	26
	Capital One Financial Corp.	3.200%	1/30/23	35	37
	Capital One Financial Corp.	2.600%	5/11/23	50	52
	Capital One Financial Corp.	3.900%	1/29/24	15	16
	Capital One Financial Corp.	3.300%	10/30/24	25	27
	Capital One Financial Corp.	4.200%	10/29/25	45	51
	Capital One Financial Corp.	3.750%	7/28/26	25	28
	Capital One Financial Corp.	3.750%	3/9/27	20	23
	Capital One Financial Corp.	3.650%	5/11/27	20	23
	Capital One Financial Corp.	3.800%	1/31/28	40	46
	CC Holdings GS V LLC	3.849%	4/15/23	15	16
	Charles Schwab Corp.	2.650%	1/25/23	50	52
	Charles Schwab Corp.	3.850%	5/21/25	10	11
	Chubb Corp.	6.000%	5/11/37	35	53
	Chubb INA Holdings Inc.	2.875%	11/3/22	20	21
	Chubb INA Holdings Inc.	3.150%	3/15/25	25	28
	Chubb INA Holdings Inc.	3.350%	5/3/26	10	11
	Chubb INA Holdings Inc.	4.350%	11/3/45	30	41
	Citibank NA	3.650%	1/23/24	20	22
	Citigroup Inc.	2.900%	12/8/21	50	51
	Citigroup Inc.	2.750%	4/25/22	125	129
	Citigroup Inc.	4.050%	7/30/22	25	26
	Citigroup Inc.	3.500%	5/15/23	25	27
[2]	Citigroup Inc.	2.876%	7/24/23	50	52
	Citigroup Inc.	3.875%	10/25/23	50	55
[2]	Citigroup Inc.	1.678%	5/15/24	50	51
	Citigroup Inc.	0.776%	10/30/24	60	60
[2]	Citigroup Inc.	3.352%	4/24/25	35	38
	Citigroup Inc.	3.300%	4/27/25	20	22

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.400%	6/10/25	75	86
	Citigroup Inc.	5.500%	9/13/25	25	30
	Citigroup Inc.	4.600%	3/9/26	75	88
[2]	Citigroup Inc.	3.106%	4/8/26	75	82
	Citigroup Inc.	3.400%	5/1/26	50	56
	Citigroup Inc.	3.200%	10/21/26	50	56
	Citigroup Inc.	4.450%	9/29/27	115	135
[2]	Citigroup Inc.	3.887%	1/10/28	25	28
[2]	Citigroup Inc.	3.668%	7/24/28	50	57
	Citigroup Inc.	4.125%	7/25/28	25	29
[2]	Citigroup Inc.	3.520%	10/27/28	80	90
[2]	Citigroup Inc.	4.075%	4/23/29	50	58
[2]	Citigroup Inc.	2.666%	1/29/31	25	27
[2]	Citigroup Inc.	4.412%	3/31/31	25	30
[2]	Citigroup Inc.	2.572%	6/3/31	100	106
	Citigroup Inc.	6.625%	6/15/32	70	100
[2]	Citigroup Inc.	3.878%	1/24/39	6	7
	Citigroup Inc.	8.125%	7/15/39	32	58
[2]	Citigroup Inc.	5.316%	3/26/41	25	36
	Citigroup Inc.	5.875%	1/30/42	20	31
	Citigroup Inc.	6.675%	9/13/43	40	65
	Citigroup Inc.	4.650%	7/30/45	35	48
	Citigroup Inc.	4.750%	5/18/46	25	33
[2]	Citigroup Inc.	4.281%	4/24/48	25	33
	Citigroup Inc.	4.650%	7/23/48	25	35
	Citizens Bank NA	2.250%	4/28/25	20	21
	CME Group Inc.	5.300%	9/15/43	13	19
	Comerica Inc.	3.700%	7/31/23	35	38
	Cooperatieve Rabobank UA	3.875%	2/8/22	160	167
	Cooperatieve Rabobank UA	4.625%	12/1/23	50	56
	Cooperatieve Rabobank UA	3.750%	7/21/26	25	28
	Cooperatieve Rabobank UA	5.250%	5/24/41	20	29
	Cooperatieve Rabobank UA	5.750%	12/1/43	25	37
	Cooperatieve Rabobank UA	5.250%	8/4/45	25	36
	Credit Suisse AG	2.800%	4/8/22	50	52
	Credit Suisse AG	1.000%	5/5/23	25	25
	Credit Suisse AG	3.625%	9/9/24	75	83
	Credit Suisse AG	2.950%	4/9/25	25	27
	Credit Suisse Group AG	4.875%	5/15/45	20	27
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	60	63
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	65	70
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	25	29
	Crown Castle International Corp.	5.250%	1/15/23	75	82
	Crown Castle International Corp.	3.150%	7/15/23	20	21
	Crown Castle International Corp.	3.200%	9/1/24	20	22
	Crown Castle International Corp.	3.700%	6/15/26	45	50
	Crown Castle International Corp.	3.250%	1/15/51	32	34
	Deutsche Bank AG	5.000%	2/14/22	100	105
	Deutsche Bank AG	3.700%	5/30/24	20	21
	Deutsche Bank AG	2.222%	9/18/24	50	51
[2]	Deutsche Bank AG	3.961%	11/26/25	25	27
	Deutsche Bank AG	3.547%	9/18/31	25	27
	Digital Realty Trust LP	3.700%	8/15/27	10	11
	Digital Realty Trust LP	3.600%	7/1/29	15	17
	Discover Bank	4.200%	8/8/23	15	16
	Discover Bank	3.450%	7/27/26	25	28
	Discover Bank	4.650%	9/13/28	15	18
	Discover Financial Services	4.100%	2/9/27	20	23

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinix Inc.	2.625%	11/18/24	40	43
	Equinix Inc.	3.200%	11/18/29	25	28
	Equinix Inc.	2.150%	7/15/30	20	20
	Equitable Holdings Inc.	3.900%	4/20/23	10	11
	Equitable Holdings Inc.	4.350%	4/20/28	10	12
	Equitable Holdings Inc.	5.000%	4/20/48	31	41
	ERP Operating LP	4.625%	12/15/21	20	21
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	15	17
	Fidelity National Information Services Inc.	3.750%	5/21/29	20	23
	Fifth Third Bancorp	3.650%	1/25/24	25	27
	Fifth Third Bancorp	2.375%	1/28/25	75	79
	Fifth Third Bancorp	8.250%	3/1/38	15	25
	Fifth Third Bank NA	3.950%	7/28/25	20	23
	Fiserv Inc.	2.750%	7/1/24	75	80
	Fiserv Inc.	3.200%	7/1/26	25	28
	Fiserv Inc.	2.250%	6/1/27	50	53
	Fiserv Inc.	4.200%	10/1/28	25	30
	Fiserv Inc.	3.500%	7/1/29	30	34
	Fiserv Inc.	4.400%	7/1/49	62	82
	Global Payments Inc.	2.650%	2/15/25	2	2
	Global Payments Inc.	4.800%	4/1/26	15	18
	Global Payments Inc.	3.200%	8/15/29	25	28
	Global Payments Inc.	4.150%	8/15/49	15	19
	GLP Capital LP	5.250%	6/1/25	10	11
	GLP Capital LP	5.375%	4/15/26	30	34
	Goldman Sachs Capital I	6.345%	2/15/34	20	28
	Goldman Sachs Group Inc.	5.750%	1/24/22	100	106
	Goldman Sachs Group Inc.	3.000%	4/26/22	50	51
	Goldman Sachs Group Inc.	3.625%	1/22/23	125	133
	Goldman Sachs Group Inc.	3.625%	2/20/24	75	82
	Goldman Sachs Group Inc.	4.000%	3/3/24	100	110
	Goldman Sachs Group Inc.	3.850%	7/8/24	25	27
	Goldman Sachs Group Inc.	3.500%	1/23/25	13	14
	Goldman Sachs Group Inc.	3.500%	4/1/25	74	82
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	25	27
	Goldman Sachs Group Inc.	4.250%	10/21/25	25	29
	Goldman Sachs Group Inc.	3.750%	2/25/26	50	57
	Goldman Sachs Group Inc.	3.500%	11/16/26	37	41
	Goldman Sachs Group Inc.	3.850%	1/26/27	65	74
[2]	Goldman Sachs Group Inc.	3.691%	6/5/28	55	63
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	100	116
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	100	119
	Goldman Sachs Group Inc.	2.600%	2/7/30	25	27
	Goldman Sachs Group Inc.	3.800%	3/15/30	20	23
	Goldman Sachs Group Inc.	6.125%	2/15/33	50	72
	Goldman Sachs Group Inc.	6.750%	10/1/37	20	31
[2]	Goldman Sachs Group Inc.	4.017%	10/31/38	50	61
[2]	Goldman Sachs Group Inc.	4.411%	4/23/39	20	26
	Goldman Sachs Group Inc.	6.250%	2/1/41	50	79
	Goldman Sachs Group Inc.	4.800%	7/8/44	25	35
	Goldman Sachs Group Inc.	5.150%	5/22/45	145	205
	Hartford Financial Services Group Inc.	3.600%	8/19/49	10	12
	Healthpeak Properties Inc.	4.000%	6/1/25	10	11
	Healthpeak Properties Inc.	3.000%	1/15/30	25	27
	Host Hotels & Resorts LP	3.500%	9/15/30	12	12
[2]	HSBC Holdings plc	3.262%	3/13/23	90	93
[2]	HSBC Holdings plc	3.033%	11/22/23	50	52
	HSBC Holdings plc	4.250%	3/14/24	25	27

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	HSBC Holdings plc	3.950%	5/18/24	25	27
[2]	HSBC Holdings plc	3.803%	3/11/25	25	27
	HSBC Holdings plc	4.300%	3/8/26	50	57
[2]	HSBC Holdings plc	1.645%	4/18/26	75	76
	HSBC Holdings plc	3.900%	5/25/26	25	28
[2]	HSBC Holdings plc	2.099%	6/4/26	50	51
[2]	HSBC Holdings plc	4.292%	9/12/26	25	28
	HSBC Holdings plc	4.375%	11/23/26	25	29
	HSBC Holdings plc	1.589%	5/24/27	30	30
[2]	HSBC Holdings plc	4.583%	6/19/29	95	112
	HSBC Holdings plc	4.950%	3/31/30	75	93
[2]	HSBC Holdings plc	3.973%	5/22/30	100	115
[2]	HSBC Holdings plc	2.848%	6/4/31	35	37
	HSBC Holdings plc	6.500%	5/2/36	40	57
	HSBC Holdings plc	6.500%	9/15/37	20	29
	HSBC Holdings plc	6.800%	6/1/38	55	81
	HSBC Holdings plc	6.100%	1/14/42	50	75
	HSBC Holdings plc	5.250%	3/14/44	27	36
	HSBC USA Inc.	3.500%	6/23/24	90	98
	Huntington Bancshares Inc.	2.550%	2/4/30	35	37
	ING Groep NV	3.150%	3/29/22	30	31
	ING Groep NV	4.100%	10/2/23	25	27
	ING Groep NV	3.550%	4/9/24	25	27
	ING Groep NV	3.950%	3/29/27	60	69
	ING Groep NV	4.050%	4/9/29	10	12
	Intercontinental Exchange Inc.	4.000%	10/15/23	25	28
	Intercontinental Exchange Inc.	3.750%	12/1/25	25	28
	Intercontinental Exchange Inc.	2.100%	6/15/30	45	47
	Intercontinental Exchange Inc.	1.850%	9/15/32	20	20
	Intercontinental Exchange Inc.	2.650%	9/15/40	25	26
	Intercontinental Exchange Inc.	3.000%	9/15/60	55	58
	International Lease Finance Corp.	5.875%	8/15/22	85	91
	JPMorgan Chase & Co.	3.200%	1/25/23	120	127
[2]	JPMorgan Chase & Co.	3.207%	4/1/23	50	52
[2]	JPMorgan Chase & Co.	2.776%	4/25/23	45	46
	JPMorgan Chase & Co.	2.700%	5/18/23	14	15
	JPMorgan Chase & Co.	3.875%	2/1/24	65	72
[2]	JPMorgan Chase & Co.	1.514%	6/1/24	150	154
[2]	JPMorgan Chase & Co.	3.797%	7/23/24	15	16
	JPMorgan Chase & Co.	3.875%	9/10/24	50	56
	JPMorgan Chase & Co.	0.653%	9/16/24	50	50
[2]	JPMorgan Chase & Co.	4.023%	12/5/24	25	27
	JPMorgan Chase & Co.	3.125%	1/23/25	75	82
[2]	JPMorgan Chase & Co.	3.220%	3/1/25	40	43
	JPMorgan Chase & Co.	3.900%	7/15/25	25	28
	JPMorgan Chase & Co.	3.300%	4/1/26	50	56
[2]	JPMorgan Chase & Co.	2.083%	4/22/26	100	105
	JPMorgan Chase & Co.	3.200%	6/15/26	100	111
	JPMorgan Chase & Co.	2.950%	10/1/26	80	89
	JPMorgan Chase & Co.	4.125%	12/15/26	30	35
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	70	80
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	80	91
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	25	28
[2]	JPMorgan Chase & Co.	4.005%	4/23/29	50	58
[2]	JPMorgan Chase & Co.	4.203%	7/23/29	75	89
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	50	61
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	25	29
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	25	27

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	65	80
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	100	107
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	90	98
	JPMorgan Chase & Co.	1.764%	11/19/31	50	50
	JPMorgan Chase & Co.	6.400%	5/15/38	40	63
[2]	JPMorgan Chase & Co.	3.882%	7/24/38	50	61
	JPMorgan Chase & Co.	5.500%	10/15/40	20	30
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	70	78
	JPMorgan Chase & Co.	5.600%	7/15/41	65	99
	JPMorgan Chase & Co.	5.625%	8/16/43	25	38
	JPMorgan Chase & Co.	4.950%	6/1/45	5	7
[2]	JPMorgan Chase & Co.	4.260%	2/22/48	65	86
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	60	77
[2]	JPMorgan Chase & Co.	3.897%	1/23/49	50	64
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	35	39
	KeyBank NA	3.300%	6/1/25	15	17
	KeyCorp	2.250%	4/6/27	20	21
	KeyCorp	2.550%	10/1/29	25	27
	Lloyds Banking Group plc	3.000%	1/11/22	15	15
[2]	Lloyds Banking Group plc	2.858%	3/17/23	75	77
[2]	Lloyds Banking Group plc	2.907%	11/7/23	25	26
	Lloyds Banking Group plc	4.500%	11/4/24	25	28
	Lloyds Banking Group plc	3.870%	7/9/25	75	82
	Lloyds Banking Group plc	4.582%	12/10/25	50	56
	Lloyds Banking Group plc	2.438%	2/5/26	25	26
	Lloyds Banking Group plc	4.650%	3/24/26	75	86
	Lloyds Banking Group plc	4.550%	8/16/28	25	30
[2]	Lloyds Banking Group plc	3.574%	11/7/28	25	28
	Lloyds Banking Group plc	4.344%	1/9/48	45	56
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	10	11
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	20	22
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	15	18
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	25	27
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	15	22
	Mastercard Inc.	3.375%	4/1/24	10	11
	Mastercard Inc.	2.950%	11/21/26	25	28
	Mastercard Inc.	3.300%	3/26/27	40	45
	Mastercard Inc.	3.350%	3/26/30	20	23
	Mastercard Inc.	3.650%	6/1/49	25	31
	Mastercard Inc.	3.850%	3/26/50	20	26
	MetLife Inc.	4.368%	9/15/23	15	17
	MetLife Inc.	3.600%	4/10/24	10	11
	MetLife Inc.	4.550%	3/23/30	15	19
	MetLife Inc.	5.700%	6/15/35	65	96
	MetLife Inc.	6.400%	12/15/36	45	58
	MetLife Inc.	4.875%	11/13/43	35	49
	MetLife Inc.	4.050%	3/1/45	15	19
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	25	26
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	50	52
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	27	28
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	105	114
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	25	27
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	125	132
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	18	20
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	25	25
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	70	81
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	25	29
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	25	29

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	70	75
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	25	26
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	15	18
	Mizuho Financial Group Inc.	2.953%	2/28/22	30	31
	Mizuho Financial Group Inc.	2.601%	9/11/22	50	52
	Mizuho Financial Group Inc.	3.549%	3/5/23	25	27
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	35	36
	Mizuho Financial Group Inc.	4.018%	3/5/28	20	23
[2]	Mizuho Financial Group Inc.	4.254%	9/11/29	40	47
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	45	46
	Mizuho Financial Group Inc.	1.979%	9/8/31	25	25
	Morgan Stanley	2.750%	5/19/22	150	155
	Morgan Stanley	4.875%	11/1/22	60	65
	Morgan Stanley	3.750%	2/25/23	75	80
	Morgan Stanley	4.100%	5/22/23	50	54
	Morgan Stanley	3.875%	4/29/24	75	83
	Morgan Stanley	0.864%	10/21/25	25	25
	Morgan Stanley	5.000%	11/24/25	100	119
	Morgan Stanley	3.875%	1/27/26	100	114
[2]	Morgan Stanley	2.188%	4/28/26	75	79
	Morgan Stanley	3.125%	7/27/26	75	84
	Morgan Stanley	4.350%	9/8/26	25	29
	Morgan Stanley	3.625%	1/20/27	25	29
	Morgan Stanley	3.950%	4/23/27	100	115
[2]	Morgan Stanley	3.591%	7/22/28	25	28
[2]	Morgan Stanley	3.772%	1/24/29	60	69
[2]	Morgan Stanley	4.431%	1/23/30	90	110
[2]	Morgan Stanley	2.699%	1/22/31	75	81
[2]	Morgan Stanley	3.971%	7/22/38	25	31
	Morgan Stanley	6.375%	7/24/42	25	41
	Morgan Stanley	4.300%	1/27/45	95	129
	Morgan Stanley	4.375%	1/22/47	50	70
[2]	Morgan Stanley	5.597%	3/24/51	50	81
	MUFG Union Bank NA	3.150%	4/1/22	45	47
	National Australia Bank Ltd.	2.500%	5/22/22	25	26
	National Australia Bank Ltd.	3.000%	1/20/23	50	53
	National Australia Bank Ltd.	2.500%	7/12/26	25	27
	Natwest Group plc	3.875%	9/12/23	75	81
	Natwest Group plc	6.000%	12/19/23	61	69
	Natwest Group plc	5.125%	5/28/24	15	17
[2]	Natwest Group plc	4.269%	3/22/25	75	82
	Natwest Group plc	4.800%	4/5/26	25	29
[2]	Natwest Group plc	4.892%	5/18/29	25	30
[2]	Natwest Group plc	5.076%	1/27/30	65	80
	Natwest Group plc	3.032%	11/28/35	10	10
	Nomura Holdings Inc.	1.851%	7/16/25	100	103
	Nomura Holdings Inc.	2.679%	7/16/30	35	37
	Northern Trust Corp.	1.950%	5/1/30	15	16
	PayPal Holdings Inc.	2.200%	9/26/22	70	72
	PayPal Holdings Inc.	1.350%	6/1/23	25	26
	PayPal Holdings Inc.	2.400%	10/1/24	10	11
	PayPal Holdings Inc.	1.650%	6/1/25	25	26
	PayPal Holdings Inc.	2.850%	10/1/29	20	22
	PayPal Holdings Inc.	2.300%	6/1/30	25	27
	PayPal Holdings Inc.	3.250%	6/1/50	10	11
	PNC Bank NA	2.625%	2/17/22	25	26
	PNC Bank NA	2.450%	7/28/22	75	78
	PNC Bank NA	2.700%	11/1/22	20	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Bank NA	3.100%	10/25/27	25	28
	PNC Bank NA	4.050%	7/26/28	65	77
	PNC Financial Services Group Inc.	3.300%	3/8/22	20	21
	PNC Financial Services Group Inc.	3.500%	1/23/24	40	44
	PNC Financial Services Group Inc.	3.900%	4/29/24	20	22
	PNC Financial Services Group Inc.	2.600%	7/23/26	25	27
	PNC Financial Services Group Inc.	3.450%	4/23/29	25	29
	PNC Financial Services Group Inc.	2.550%	1/22/30	15	16
	Progressive Corp.	4.125%	4/15/47	10	13
	Prologis LP	3.750%	11/1/25	10	11
	Prologis LP	2.250%	4/15/30	25	27
	Prologis LP	1.250%	10/15/30	20	20
	Prudential Financial Inc.	5.700%	12/14/36	10	14
[2]	Prudential Financial Inc.	5.625%	6/15/43	65	70
	Prudential Financial Inc.	3.905%	12/7/47	25	30
[2]	Prudential Financial Inc.	5.700%	9/15/48	25	29
	Prudential Financial Inc.	4.350%	2/25/50	45	59
	Prudential Financial Inc.	3.700%	3/13/51	35	42
	Prudential plc	3.125%	4/14/30	10	11
	Raymond James Financial Inc.	4.950%	7/15/46	10	14
	Realty Income Corp.	3.250%	10/15/22	35	37
	Realty Income Corp.	3.250%	1/15/31	15	17
	Regions Financial Corp.	3.800%	8/14/23	20	22
	Royal Bank of Canada	2.750%	2/1/22	10	10
	Royal Bank of Canada	2.800%	4/29/22	10	10
	Royal Bank of Canada	1.600%	4/17/23	50	51
	Royal Bank of Canada	3.700%	10/5/23	25	27
	Royal Bank of Canada	0.500%	10/26/23	75	75
	Royal Bank of Canada	2.250%	11/1/24	50	53
	Royal Bank of Canada	1.150%	6/10/25	50	51
	Santander Holdings USA Inc.	3.400%	1/18/23	50	52
	Santander Holdings USA Inc.	4.500%	7/17/25	20	22
	Santander Holdings USA Inc.	3.244%	10/5/26	50	54
	Santander Holdings USA Inc.	4.400%	7/13/27	15	17
	Santander UK Group Holdings plc	3.571%	1/10/23	50	52
[2]	Santander UK Group Holdings plc	3.373%	1/5/24	70	73
[2]	Santander UK Group Holdings plc	3.823%	11/3/28	15	17
	Santander UK plc	4.000%	3/13/24	20	22
	Simon Property Group LP	3.375%	10/1/24	20	22
	Simon Property Group LP	3.500%	9/1/25	20	22
	Simon Property Group LP	3.250%	11/30/26	30	33
	Simon Property Group LP	3.375%	6/15/27	35	38
	Simon Property Group LP	3.375%	12/1/27	35	38
	Simon Property Group LP	2.650%	7/15/30	25	26
	Simon Property Group LP	3.250%	9/13/49	18	18
	Simon Property Group LP	3.800%	7/15/50	10	11
	State Street Corp.	3.100%	5/15/23	45	48
	State Street Corp.	3.700%	11/20/23	45	49
	State Street Corp.	3.550%	8/18/25	25	28
	State Street Corp.	2.650%	5/19/26	30	33
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	50	52
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	25	26
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	50	54
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	25	27
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	50	53
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	50	51
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	25	28
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	25	27

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	25	28
Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	100	112
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	25	28
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	50	54
Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	55	57
Svenska Handelsbanken AB	3.900%	11/20/23	25	27
Synchrony Bank	3.000%	6/15/22	10	10
Synchrony Financial	2.850%	7/25/22	25	26
Synchrony Financial	4.250%	8/15/24	25	27
Synchrony Financial	4.500%	7/23/25	20	22
Synchrony Financial	3.950%	12/1/27	10	11
TD Ameritrade Holding Corp.	3.300%	4/1/27	15	17
Toronto-Dominion Bank	1.900%	12/1/22	30	31
Toronto-Dominion Bank	0.750%	6/12/23	25	25
Toronto-Dominion Bank	3.500%	7/19/23	50	54
Toronto-Dominion Bank	0.450%	9/11/23	50	50
Toronto-Dominion Bank	3.250%	3/11/24	50	54
Toronto-Dominion Bank	1.150%	6/12/25	25	25
Toronto-Dominion Bank	3.625%	9/15/31	25	28
Travelers Cos. Inc.	5.350%	11/1/40	20	29
Truist Bank	2.625%	1/15/22	25	26
Truist Bank	2.800%	5/17/22	105	109
Truist Bank	2.450%	8/1/22	50	52
Truist Bank	1.250%	3/9/23	25	26
Truist Bank	2.150%	12/6/24	25	26
Truist Bank	3.625%	9/16/25	25	28
Truist Bank	2.250%	3/11/30	15	16
Truist Financial Corp.	2.700%	1/27/22	15	15
Truist Financial Corp.	3.050%	6/20/22	25	26
Truist Financial Corp.	2.500%	8/1/24	50	53
Truist Financial Corp.	2.850%	10/26/24	25	27
Truist Financial Corp.	1.125%	8/3/27	50	50
Truist Financial Corp.	1.950%	6/5/30	25	26
US Bancorp	3.000%	3/15/22	30	31
US Bancorp	2.950%	7/15/22	20	21
US Bancorp	3.375%	2/5/24	70	76
US Bancorp	3.600%	9/11/24	20	22
US Bancorp	1.450%	5/12/25	75	77
US Bancorp	3.950%	11/17/25	75	86
US Bancorp	3.100%	4/27/26	25	28
US Bancorp	2.375%	7/22/26	20	22
US Bancorp	3.000%	7/30/29	20	22
US Bancorp	1.375%	7/22/30	20	20
US Bank NA	3.400%	7/24/23	20	22
US Bank NA	2.800%	1/27/25	35	38
Ventas Realty LP	4.400%	1/15/29	5	6
Visa Inc.	2.800%	12/14/22	50	52
Visa Inc.	3.150%	12/14/25	60	67
Visa Inc.	2.050%	4/15/30	90	96
Visa Inc.	1.100%	2/15/31	50	49
Visa Inc.	4.150%	12/14/35	30	39
Visa Inc.	4.300%	12/14/45	70	97
Visa Inc.	3.650%	9/15/47	15	19
Visa Inc.	2.000%	8/15/50	65	62
Welltower Inc.	3.625%	3/15/24	15	16
Welltower Inc.	4.000%	6/1/25	6	7
Welltower Inc.	3.100%	1/15/30	65	70
Westpac Banking Corp.	2.800%	1/11/22	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	2.750%	1/11/23	50	53
	Westpac Banking Corp.	3.300%	2/26/24	20	22
	Westpac Banking Corp.	2.850%	5/13/26	75	83
	Westpac Banking Corp.	3.350%	3/8/27	25	28
	Westpac Banking Corp.	3.400%	1/25/28	50	58
	Westpac Banking Corp.	2.650%	1/16/30	15	17
	Westpac Banking Corp.	4.322%	11/23/31	30	34
	Westpac Banking Corp.	4.110%	7/24/34	25	28
	Westpac Banking Corp.	2.668%	11/15/35	25	26
	Westpac Banking Corp.	4.421%	7/24/39	15	19
					27,051
Health Care (16.8%)
	Abbott Laboratories	2.550%	3/15/22	15	15
	Abbott Laboratories	3.750%	11/30/26	25	29
	Abbott Laboratories	4.750%	11/30/36	50	69
	Abbott Laboratories	4.900%	11/30/46	45	67
	AbbVie Inc.	5.000%	12/15/21	55	57
	AbbVie Inc.	3.450%	3/15/22	35	36
	AbbVie Inc.	3.250%	10/1/22	25	26
	AbbVie Inc.	2.900%	11/6/22	150	157
	AbbVie Inc.	3.200%	11/6/22	75	79
	AbbVie Inc.	2.300%	11/21/22	70	73
	AbbVie Inc.	2.600%	11/21/24	25	27
	AbbVie Inc.	3.800%	3/15/25	100	112
	AbbVie Inc.	3.600%	5/14/25	25	28
	AbbVie Inc.	2.950%	11/21/26	50	55
	AbbVie Inc.	4.250%	11/14/28	50	60
	AbbVie Inc.	3.200%	11/21/29	100	113
	AbbVie Inc.	4.550%	3/15/35	25	32
	AbbVie Inc.	4.500%	5/14/35	95	120
	AbbVie Inc.	4.050%	11/21/39	25	29
	AbbVie Inc.	4.400%	11/6/42	75	94
	AbbVie Inc.	4.750%	3/15/45	50	65
	AbbVie Inc.	4.700%	5/14/45	90	117
	AbbVie Inc.	4.450%	5/14/46	25	32
	AbbVie Inc.	4.875%	11/14/48	10	14
	AbbVie Inc.	4.250%	11/21/49	55	70
	Aetna Inc.	2.800%	6/15/23	20	21
	Aetna Inc.	6.625%	6/15/36	25	37
	Aetna Inc.	3.875%	8/15/47	15	18
	AmerisourceBergen Corp.	3.450%	12/15/27	35	40
	Amgen Inc.	3.875%	11/15/21	21	21
	Amgen Inc.	2.650%	5/11/22	100	103
	Amgen Inc.	2.600%	8/19/26	40	43
	Amgen Inc.	2.450%	2/21/30	20	21
	Amgen Inc.	2.300%	2/25/31	75	79
	Amgen Inc.	3.150%	2/21/40	80	86
	Amgen Inc.	4.400%	5/1/45	30	38
	Amgen Inc.	4.563%	6/15/48	40	52
	Amgen Inc.	4.663%	6/15/51	25	34
[1]	Amgen Inc.	2.770%	9/1/53	75	75
	Anthem Inc.	3.125%	5/15/22	20	21
	Anthem Inc.	3.300%	1/15/23	30	32
	Anthem Inc.	3.500%	8/15/24	75	82
	Anthem Inc.	3.650%	12/1/27	112	128
	Anthem Inc.	2.875%	9/15/29	20	22
	Anthem Inc.	4.625%	5/15/42	30	39
	Anthem Inc.	4.650%	1/15/43	20	26

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anthem Inc.	4.375%	12/1/47	30	39
Anthem Inc.	4.550%	3/1/48	25	34
Anthem Inc.	3.125%	5/15/50	30	33
AstraZeneca plc	3.500%	8/17/23	20	22
AstraZeneca plc	3.375%	11/16/25	85	95
AstraZeneca plc	0.700%	4/8/26	50	50
AstraZeneca plc	4.000%	1/17/29	15	18
AstraZeneca plc	1.375%	8/6/30	20	20
AstraZeneca plc	6.450%	9/15/37	30	46
AstraZeneca plc	4.000%	9/18/42	10	13
AstraZeneca plc	4.375%	11/16/45	25	34
AstraZeneca plc	4.375%	8/17/48	20	27
Baxalta Inc.	4.000%	6/23/25	20	23
Baxter International Inc.	2.600%	8/15/26	11	12
Becton Dickinson & Co.	2.894%	6/6/22	80	83
Becton Dickinson & Co.	3.700%	6/6/27	19	22
Becton Dickinson & Co.	2.823%	5/20/30	20	22
Becton Dickinson & Co.	4.669%	6/6/47	50	65
Becton Dickinson & Co.	3.794%	5/20/50	60	71
Biogen Inc.	3.625%	9/15/22	25	26
Biogen Inc.	4.050%	9/15/25	30	34
Biogen Inc.	5.200%	9/15/45	15	20
Biogen Inc.	3.150%	5/1/50	45	45
Boston Scientific Corp.	3.450%	3/1/24	25	27
Boston Scientific Corp.	3.750%	3/1/26	20	23
Boston Scientific Corp.	2.650%	6/1/30	25	27
Boston Scientific Corp.	4.550%	3/1/39	25	32
Boston Scientific Corp.	4.700%	3/1/49	21	29
Bristol-Myers Squibb Co.	2.600%	5/16/22	40	41
Bristol-Myers Squibb Co.	3.250%	8/15/22	50	52
Bristol-Myers Squibb Co.	3.550%	8/15/22	30	32
Bristol-Myers Squibb Co.	2.900%	7/26/24	40	43
Bristol-Myers Squibb Co.	3.875%	8/15/25	110	126
Bristol-Myers Squibb Co.	3.200%	6/15/26	40	44
Bristol-Myers Squibb Co.	3.400%	7/26/29	80	93
Bristol-Myers Squibb Co.	4.125%	6/15/39	20	25
Bristol-Myers Squibb Co.	2.350%	11/13/40	25	25
Bristol-Myers Squibb Co.	4.625%	5/15/44	25	34
Bristol-Myers Squibb Co.	5.000%	8/15/45	50	71
Bristol-Myers Squibb Co.	4.550%	2/20/48	55	76
Bristol-Myers Squibb Co.	4.250%	10/26/49	50	67
Cardinal Health Inc.	3.079%	6/15/24	25	27
Cigna Corp.	3.900%	2/15/22	25	26
Cigna Corp.	3.750%	7/15/23	40	43
Cigna Corp.	3.250%	4/15/25	50	55
Cigna Corp.	4.125%	11/15/25	25	29
Cigna Corp.	3.400%	3/1/27	75	84
Cigna Corp.	4.375%	10/15/28	35	42
Cigna Corp.	2.400%	3/15/30	11	12
Cigna Corp.	4.800%	8/15/38	50	65
Cigna Corp.	4.800%	7/15/46	45	59
Cigna Corp.	4.900%	12/15/48	30	41
Cigna Corp.	3.400%	3/15/50	85	96
CVS Health Corp.	3.500%	7/20/22	25	26
CVS Health Corp.	3.700%	3/9/23	40	43
CVS Health Corp.	4.100%	3/25/25	75	85
CVS Health Corp.	3.875%	7/20/25	150	169
CVS Health Corp.	2.875%	6/1/26	50	55

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CVS Health Corp.	3.000%	8/15/26	25	27
CVS Health Corp.	1.300%	8/21/27	25	25
CVS Health Corp.	4.300%	3/25/28	140	164
CVS Health Corp.	3.250%	8/15/29	40	44
CVS Health Corp.	1.750%	8/21/30	50	50
CVS Health Corp.	4.780%	3/25/38	175	222
CVS Health Corp.	5.125%	7/20/45	80	108
CVS Health Corp.	5.050%	3/25/48	85	115
CVS Health Corp.	4.250%	4/1/50	15	19
DENTSPLY SIRONA Inc.	3.250%	6/1/30	10	11
DH Europe Finance II Sarl	2.600%	11/15/29	25	27
DH Europe Finance II Sarl	3.250%	11/15/39	20	23
DH Europe Finance II Sarl	3.400%	11/15/49	25	30
Eli Lilly & Co.	3.375%	3/15/29	30	35
Eli Lilly & Co.	2.250%	5/15/50	35	34
Eli Lilly & Co.	4.150%	3/15/59	20	28
Eli Lilly & Co.	2.500%	9/15/60	40	40
Gilead Sciences Inc.	4.400%	12/1/21	25	26
Gilead Sciences Inc.	2.500%	9/1/23	50	53
Gilead Sciences Inc.	3.700%	4/1/24	60	65
Gilead Sciences Inc.	3.650%	3/1/26	25	28
Gilead Sciences Inc.	2.950%	3/1/27	50	55
Gilead Sciences Inc.	1.200%	10/1/27	35	35
Gilead Sciences Inc.	4.600%	9/1/35	20	26
Gilead Sciences Inc.	2.600%	10/1/40	20	20
Gilead Sciences Inc.	4.800%	4/1/44	35	46
Gilead Sciences Inc.	4.500%	2/1/45	35	44
Gilead Sciences Inc.	4.750%	3/1/46	95	125
Gilead Sciences Inc.	4.150%	3/1/47	40	49
Gilead Sciences Inc.	2.800%	10/1/50	20	20
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	50	54
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	25	28
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	80	95
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	80	127
GlaxoSmithKline Capital plc	2.850%	5/8/22	35	36
GlaxoSmithKline Capital plc	2.875%	6/1/22	35	36
HCA Inc.	5.000%	3/15/24	55	62
HCA Inc.	5.250%	6/15/26	50	59
HCA Inc.	4.500%	2/15/27	35	40
HCA Inc.	4.125%	6/15/29	25	29
HCA Inc.	5.500%	6/15/47	60	79
HCA Inc.	5.250%	6/15/49	20	26
Humana Inc.	4.950%	10/1/44	13	18
Johnson & Johnson	2.250%	3/3/22	25	26
Johnson & Johnson	2.625%	1/15/25	25	27
Johnson & Johnson	2.450%	3/1/26	25	27
Johnson & Johnson	2.950%	3/3/27	25	28
Johnson & Johnson	2.900%	1/15/28	45	51
Johnson & Johnson	1.300%	9/1/30	45	45
Johnson & Johnson	3.625%	3/3/37	25	31
Johnson & Johnson	5.950%	8/15/37	30	47
Johnson & Johnson	2.100%	9/1/40	40	41
Johnson & Johnson	3.700%	3/1/46	40	51
Johnson & Johnson	2.250%	9/1/50	50	50
Johnson & Johnson	2.450%	9/1/60	25	26
Laboratory Corp. of America Holdings	4.700%	2/1/45	25	33
McKesson Corp.	3.796%	3/15/24	25	27
Medtronic Inc.	3.500%	3/15/25	52	58

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Medtronic Inc.	4.375%	3/15/35	25	34
	Medtronic Inc.	4.625%	3/15/45	35	50
	Merck & Co. Inc.	2.350%	2/10/22	30	31
	Merck & Co. Inc.	2.800%	5/18/23	25	26
	Merck & Co. Inc.	2.750%	2/10/25	30	32
	Merck & Co. Inc.	0.750%	2/24/26	75	75
	Merck & Co. Inc.	3.400%	3/7/29	30	35
	Merck & Co. Inc.	4.150%	5/18/43	20	26
	Merck & Co. Inc.	3.700%	2/10/45	40	50
	Merck & Co. Inc.	4.000%	3/7/49	50	66
	Merck & Co. Inc.	2.450%	6/24/50	20	21
	Mylan Inc.	5.200%	4/15/48	15	20
	Mylan NV	5.250%	6/15/46	20	26
	Novartis Capital Corp.	3.400%	5/6/24	105	115
	Novartis Capital Corp.	3.000%	11/20/25	40	44
	Novartis Capital Corp.	2.000%	2/14/27	35	37
	Novartis Capital Corp.	2.200%	8/14/30	70	76
	Novartis Capital Corp.	4.400%	5/6/44	40	55
	Novartis Capital Corp.	2.750%	8/14/50	20	22
	PerkinElmer Inc.	3.300%	9/15/29	10	11
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	25	26
	Pfizer Inc.	2.200%	12/15/21	25	25
	Pfizer Inc.	3.200%	9/15/23	75	81
	Pfizer Inc.	0.800%	5/28/25	25	25
	Pfizer Inc.	2.750%	6/3/26	25	28
	Pfizer Inc.	3.000%	12/15/26	25	28
	Pfizer Inc.	3.450%	3/15/29	20	23
	Pfizer Inc.	2.625%	4/1/30	33	36
	Pfizer Inc.	7.200%	3/15/39	25	43
	Pfizer Inc.	2.550%	5/28/40	25	26
	Pfizer Inc.	4.125%	12/15/46	75	98
	Pfizer Inc.	4.000%	3/15/49	25	33
	Pfizer Inc.	2.700%	5/28/50	110	118
	Quest Diagnostics Inc.	2.950%	6/30/30	5	6
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	25	25
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	10	10
[1]	Royalty Pharma plc	0.750%	9/2/23	78	78
[1]	Royalty Pharma plc	1.200%	9/2/25	50	50
[1]	Royalty Pharma plc	1.750%	9/2/27	10	10
[1]	Royalty Pharma plc	3.300%	9/2/40	20	21
[1]	Royalty Pharma plc	3.550%	9/2/50	10	10
	Sanofi	3.625%	6/19/28	15	18
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	75	79
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	25	28
	Stryker Corp.	3.375%	11/1/25	25	28
	Stryker Corp.	3.500%	3/15/26	10	11
	Stryker Corp.	1.950%	6/15/30	10	10
	Stryker Corp.	4.625%	3/15/46	10	13
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	25	28
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	10	12
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	120	122
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	25	26
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	45	48
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	30	32
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	75	85
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	6	7
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	10	13
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	10	13

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.350%	7/15/22	35	37
	UnitedHealth Group Inc.	2.375%	10/15/22	40	42
	UnitedHealth Group Inc.	2.875%	3/15/23	25	26
	UnitedHealth Group Inc.	3.500%	6/15/23	25	27
	UnitedHealth Group Inc.	3.500%	2/15/24	20	22
	UnitedHealth Group Inc.	3.750%	7/15/25	80	91
	UnitedHealth Group Inc.	3.850%	6/15/28	75	89
	UnitedHealth Group Inc.	2.000%	5/15/30	25	27
	UnitedHealth Group Inc.	4.625%	7/15/35	10	14
	UnitedHealth Group Inc.	5.800%	3/15/36	35	52
	UnitedHealth Group Inc.	6.875%	2/15/38	50	83
	UnitedHealth Group Inc.	4.250%	3/15/43	25	33
	UnitedHealth Group Inc.	4.750%	7/15/45	25	36
	UnitedHealth Group Inc.	3.750%	10/15/47	25	31
	UnitedHealth Group Inc.	4.250%	6/15/48	50	68
	UnitedHealth Group Inc.	4.450%	12/15/48	20	28
	UnitedHealth Group Inc.	3.700%	8/15/49	30	37
	UnitedHealth Group Inc.	3.125%	5/15/60	20	23
	Utah Acquisition Sub Inc.	3.950%	6/15/26	40	46
[1]	Viatris Inc.	1.125%	6/22/22	55	55
[1]	Viatris Inc.	2.700%	6/22/30	10	11
[1]	Viatris Inc.	3.850%	6/22/40	20	22
[1]	Viatris Inc.	4.000%	6/22/50	40	46
	Wyeth LLC	5.950%	4/1/37	25	38
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	20	22
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	25	28
	Zoetis Inc.	3.250%	2/1/23	70	74
	Zoetis Inc.	4.700%	2/1/43	15	20
					11,476
Industrials (3.5%)
	3M Co.	2.000%	2/14/25	10	11
	3M Co.	2.875%	10/15/27	20	22
	3M Co.	3.375%	3/1/29	25	29
	3M Co.	2.375%	8/26/29	25	27
	3M Co.	3.250%	8/26/49	35	40
	Amphenol Corp.	2.800%	2/15/30	10	11
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	15	16
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	70	105
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	30	42
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	25	34
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	20	27
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	15	19
	Canadian Pacific Railway Co.	6.125%	9/15/15	10	16
[1]	Carrier Global Corp.	2.242%	2/15/25	45	47
[1]	Carrier Global Corp.	2.722%	2/15/30	60	64
[1]	Carrier Global Corp.	3.377%	4/5/40	50	55
[1]	Carrier Global Corp.	3.577%	4/5/50	20	23
	Caterpillar Financial Services Corp.	2.950%	2/26/22	25	26
	Caterpillar Financial Services Corp.	0.950%	5/13/22	50	50
	Caterpillar Financial Services Corp.	0.650%	7/7/23	25	25
	Caterpillar Inc.	3.400%	5/15/24	20	22
	Caterpillar Inc.	2.600%	4/9/30	45	50
	Caterpillar Inc.	3.803%	8/15/42	25	32
	Caterpillar Inc.	3.250%	9/19/49	30	36
	Caterpillar Inc.	3.250%	4/9/50	40	48
	CSX Corp.	3.250%	6/1/27	25	28
	CSX Corp.	4.100%	3/15/44	50	63
	Cummins Inc.	1.500%	9/1/30	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deere & Co.	2.600%	6/8/22	25	26
	Deere & Co.	3.900%	6/9/42	35	44
	Eaton Corp.	2.750%	11/2/22	60	63
	Eaton Corp.	4.150%	11/2/42	15	19
	FedEx Corp.	3.800%	5/15/25	30	34
	FedEx Corp.	3.250%	4/1/26	50	56
	FedEx Corp.	4.250%	5/15/30	20	24
	FedEx Corp.	4.750%	11/15/45	50	65
	FedEx Corp.	4.550%	4/1/46	30	38
	FedEx Corp.	4.950%	10/17/48	25	34
	FedEx Corp.	5.250%	5/15/50	25	36
[2]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	20	20
	Fortive Corp.	3.150%	6/15/26	10	11
	Illinois Tool Works Inc.	2.650%	11/15/26	10	11
	Illinois Tool Works Inc.	3.900%	9/1/42	35	44
	John Deere Capital Corp.	3.450%	3/13/25	20	22
	Otis Worldwide Corp.	2.056%	4/5/25	48	50
	Otis Worldwide Corp.	2.565%	2/15/30	30	32
	Parker-Hannifin Corp.	3.250%	6/14/29	20	23
	Parker-Hannifin Corp.	4.000%	6/14/49	10	12
	Republic Services Inc.	3.550%	6/1/22	38	39
	Republic Services Inc.	3.950%	5/15/28	60	71
	Roper Technologies Inc.	4.200%	9/15/28	20	24
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	15	18
	Union Pacific Corp.	3.950%	9/10/28	20	24
	Union Pacific Corp.	2.400%	2/5/30	55	59
	Union Pacific Corp.	3.250%	2/5/50	38	44
	Union Pacific Corp.	3.799%	10/1/51	35	43
	Union Pacific Corp.	3.750%	2/5/70	60	71
	United Parcel Service Inc.	2.450%	10/1/22	20	21
	United Parcel Service Inc.	3.900%	4/1/25	4	4
	United Parcel Service Inc.	3.050%	11/15/27	15	17
	United Parcel Service Inc.	3.400%	3/15/29	27	31
	United Parcel Service Inc.	4.450%	4/1/30	50	63
	United Parcel Service Inc.	6.200%	1/15/38	35	55
	United Parcel Service Inc.	3.750%	11/15/47	20	25
	United Parcel Service Inc.	5.300%	4/1/50	15	23
	Waste Management Inc.	4.100%	3/1/45	15	19
	Waste Management Inc.	4.150%	7/15/49	20	26
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	20	23
	WW Grainger Inc.	4.600%	6/15/45	20	27
					2,369
Materials (1.5%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	25	27
	Air Products and Chemicals Inc.	2.800%	5/15/50	45	49
	Carlisle Cos. Inc.	2.750%	3/1/30	10	11
	Dow Chemical Co.	7.375%	11/1/29	47	67
	Dow Chemical Co.	2.100%	11/15/30	55	56
	Dow Chemical Co.	9.400%	5/15/39	15	26
	Dow Chemical Co.	5.250%	11/15/41	25	32
	Dow Chemical Co.	4.375%	11/15/42	60	73
	DuPont de Nemours Inc.	2.169%	5/1/23	30	31
	DuPont de Nemours Inc.	4.205%	11/15/23	50	55
	DuPont de Nemours Inc.	4.493%	11/15/25	10	12
	DuPont de Nemours Inc.	4.725%	11/15/28	75	92
	DuPont de Nemours Inc.	5.319%	11/15/38	30	41
	DuPont de Nemours Inc.	5.419%	11/15/48	25	36

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Eastman Chemical Co.	4.650%	10/15/44	20	25
Huntsman International LLC	4.500%	5/1/29	15	17
International Flavors & Fragrances Inc.	5.000%	9/26/48	10	13
International Paper Co.	4.800%	6/15/44	26	34
International Paper Co.	4.350%	8/15/48	15	20
Mosaic Co.	4.250%	11/15/23	10	11
Newmont Corp.	6.250%	10/1/39	25	38
Nutrien Ltd.	4.200%	4/1/29	25	30
Nutrien Ltd.	5.000%	4/1/49	9	12
Rohm & Haas Co.	7.850%	7/15/29	10	14
Sherwin-Williams Co.	3.450%	6/1/27	25	28
Sherwin-Williams Co.	2.950%	8/15/29	25	28
Sherwin-Williams Co.	4.500%	6/1/47	25	33
Suzano Austria GmbH	6.000%	1/15/29	60	71
Vulcan Materials Co.	3.500%	6/1/30	20	23
WRKCo Inc.	4.900%	3/15/29	25	31
				1,036
Technology (12.5%)
Activision Blizzard Inc.	3.400%	9/15/26	10	11
Activision Blizzard Inc.	2.500%	9/15/50	35	34
Adobe Inc.	2.150%	2/1/27	25	27
Adobe Inc.	2.300%	2/1/30	25	27
Analog Devices Inc.	3.900%	12/15/25	40	46
Apple Inc.	2.150%	2/9/22	15	15
Apple Inc.	2.300%	5/11/22	50	51
Apple Inc.	1.700%	9/11/22	15	15
Apple Inc.	2.100%	9/12/22	50	52
Apple Inc.	2.400%	1/13/23	50	52
Apple Inc.	2.400%	5/3/23	75	79
Apple Inc.	3.450%	5/6/24	25	27
Apple Inc.	2.500%	2/9/25	50	54
Apple Inc.	3.200%	5/13/25	25	28
Apple Inc.	0.550%	8/20/25	50	50
Apple Inc.	3.250%	2/23/26	40	45
Apple Inc.	2.050%	9/11/26	75	80
Apple Inc.	3.350%	2/9/27	90	103
Apple Inc.	3.200%	5/11/27	75	85
Apple Inc.	3.000%	6/20/27	50	56
Apple Inc.	2.900%	9/12/27	25	28
Apple Inc.	3.000%	11/13/27	50	56
Apple Inc.	2.200%	9/11/29	50	54
Apple Inc.	1.650%	5/11/30	50	51
Apple Inc.	4.500%	2/23/36	88	119
Apple Inc.	3.850%	5/4/43	90	115
Apple Inc.	4.375%	5/13/45	110	151
Apple Inc.	4.650%	2/23/46	50	72
Apple Inc.	3.850%	8/4/46	25	32
Apple Inc.	4.250%	2/9/47	50	69
Apple Inc.	3.750%	11/13/47	25	32
Apple Inc.	2.650%	5/11/50	95	102
Applied Materials Inc.	3.300%	4/1/27	21	24
Applied Materials Inc.	4.350%	4/1/47	30	41
Automatic Data Processing Inc.	3.375%	9/15/25	40	45
Broadcom Corp.	3.625%	1/15/24	110	119
Broadcom Corp.	3.875%	1/15/27	100	112
Broadcom Corp.	3.500%	1/15/28	25	28
Broadcom Inc.	4.700%	4/15/25	50	57
Broadcom Inc.	3.150%	11/15/25	50	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	4.250%	4/15/26	30	34
	Broadcom Inc.	4.110%	9/15/28	55	63
	Broadcom Inc.	4.750%	4/15/29	60	71
	Broadcom Inc.	5.000%	4/15/30	25	30
	Broadcom Inc.	4.150%	11/15/30	75	87
	Broadcom Inc.	4.300%	11/15/32	15	18
	Cisco Systems Inc.	2.200%	9/20/23	25	26
	Cisco Systems Inc.	3.625%	3/4/24	50	55
	Cisco Systems Inc.	2.500%	9/20/26	30	33
	Cisco Systems Inc.	5.500%	1/15/40	65	98
	Citrix Systems Inc.	4.500%	12/1/27	15	17
	Corning Inc.	4.375%	11/15/57	40	50
[1]	Dell International LLC	5.450%	6/15/23	35	39
[1]	Dell International LLC	4.000%	7/15/24	5	5
[1]	Dell International LLC	5.850%	7/15/25	25	30
[1]	Dell International LLC	6.020%	6/15/26	160	194
[1]	Dell International LLC	5.300%	10/1/29	20	24
[1]	Dell International LLC	6.200%	7/15/30	45	57
[1]	Dell International LLC	8.100%	7/15/36	4	6
[1]	Dell International LLC	8.350%	7/15/46	55	80
	Equifax Inc.	2.600%	12/1/24	10	11
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	50	53
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	50	52
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	25	28
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	25	28
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	15	17
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	25	26
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	25	33
	HP Inc.	2.200%	6/17/25	35	37
	HP Inc.	3.000%	6/17/27	40	43
	HP Inc.	3.400%	6/17/30	10	11
	HP Inc.	6.000%	9/15/41	23	30
	IHS Markit Ltd.	4.250%	5/1/29	15	18
	Intel Corp.	2.350%	5/11/22	20	21
	Intel Corp.	2.700%	12/15/22	50	52
	Intel Corp.	2.875%	5/11/24	25	27
	Intel Corp.	3.400%	3/25/25	25	28
	Intel Corp.	3.700%	7/29/25	50	57
	Intel Corp.	3.750%	3/25/27	55	64
	Intel Corp.	2.450%	11/15/29	40	44
	Intel Corp.	3.900%	3/25/30	50	60
	Intel Corp.	4.800%	10/1/41	25	35
	Intel Corp.	4.900%	7/29/45	25	35
	Intel Corp.	3.734%	12/8/47	25	31
	Intel Corp.	3.250%	11/15/49	30	34
	Intel Corp.	4.750%	3/25/50	60	85
	Intel Corp.	4.950%	3/25/60	40	61
	International Business Machines Corp.	2.850%	5/13/22	50	52
	International Business Machines Corp.	2.875%	11/9/22	50	52
	International Business Machines Corp.	3.625%	2/12/24	50	55
	International Business Machines Corp.	3.000%	5/15/24	50	54
	International Business Machines Corp.	3.450%	2/19/26	38	43
	International Business Machines Corp.	3.300%	5/15/26	85	96
	International Business Machines Corp.	1.700%	5/15/27	25	26
	International Business Machines Corp.	3.500%	5/15/29	75	87
	International Business Machines Corp.	1.950%	5/15/30	50	52
	International Business Machines Corp.	4.250%	5/15/49	70	92
	KLA Corp.	4.100%	3/15/29	25	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	KLA Corp.	3.300%	3/1/50	20	22
	Lam Research Corp.	4.000%	3/15/29	50	60
	Lam Research Corp.	1.900%	6/15/30	15	16
	Lam Research Corp.	4.875%	3/15/49	5	7
	Lam Research Corp.	2.875%	6/15/50	15	16
	Microchip Technology Inc.	4.333%	6/1/23	10	11
	Micron Technology Inc.	4.185%	2/15/27	55	63
	Microsoft Corp.	2.400%	2/6/22	40	41
	Microsoft Corp.	2.000%	8/8/23	65	68
	Microsoft Corp.	3.625%	12/15/23	50	55
	Microsoft Corp.	2.875%	2/6/24	50	54
	Microsoft Corp.	2.400%	8/8/26	160	174
	Microsoft Corp.	3.300%	2/6/27	100	114
	Microsoft Corp.	3.450%	8/8/36	50	62
	Microsoft Corp.	4.100%	2/6/37	10	13
	Microsoft Corp.	5.300%	2/8/41	20	30
	Microsoft Corp.	3.500%	11/15/42	80	100
	Microsoft Corp.	4.450%	11/3/45	60	86
	Microsoft Corp.	3.700%	8/8/46	45	58
	Microsoft Corp.	2.525%	6/1/50	125	134
	Microsoft Corp.	3.950%	8/8/56	70	96
	Microsoft Corp.	2.675%	6/1/60	85	93
	Motorola Solutions Inc.	4.600%	5/23/29	15	18
	NetApp Inc.	1.875%	6/22/25	35	36
	NVIDIA Corp.	3.200%	9/16/26	25	28
	NVIDIA Corp.	2.850%	4/1/30	50	56
	NVIDIA Corp.	3.500%	4/1/40	30	36
	NVIDIA Corp.	3.500%	4/1/50	10	12
[1]	NXP BV	3.875%	6/18/26	15	17
[1]	NXP BV	4.300%	6/18/29	15	18
[1]	NXP BV	3.400%	5/1/30	15	17
	Oracle Corp.	2.500%	5/15/22	25	26
	Oracle Corp.	2.500%	10/15/22	70	73
	Oracle Corp.	2.625%	2/15/23	25	26
	Oracle Corp.	2.400%	9/15/23	25	26
	Oracle Corp.	2.950%	11/15/24	50	54
	Oracle Corp.	2.500%	4/1/25	25	27
	Oracle Corp.	2.950%	5/15/25	50	54
	Oracle Corp.	2.650%	7/15/26	15	16
	Oracle Corp.	2.800%	4/1/27	100	110
	Oracle Corp.	3.250%	11/15/27	75	85
	Oracle Corp.	2.950%	4/1/30	75	84
	Oracle Corp.	4.300%	7/8/34	100	127
	Oracle Corp.	3.850%	7/15/36	40	48
	Oracle Corp.	6.500%	4/15/38	20	32
	Oracle Corp.	6.125%	7/8/39	25	38
	Oracle Corp.	3.600%	4/1/40	90	105
	Oracle Corp.	5.375%	7/15/40	45	65
	Oracle Corp.	4.500%	7/8/44	25	32
	Oracle Corp.	4.000%	7/15/46	55	67
	Oracle Corp.	3.600%	4/1/50	150	175
	Oracle Corp.	4.375%	5/15/55	10	13
	Oracle Corp.	3.850%	4/1/60	75	92
	QUALCOMM Inc.	3.000%	5/20/22	53	55
	QUALCOMM Inc.	2.900%	5/20/24	25	27
	QUALCOMM Inc.	3.250%	5/20/27	47	53
	QUALCOMM Inc.	2.150%	5/20/30	75	80
	QUALCOMM Inc.	4.650%	5/20/35	25	34

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
QUALCOMM Inc.	4.800%	5/20/45	20	28
QUALCOMM Inc.	3.250%	5/20/50	25	30
RELX Capital Inc.	4.000%	3/18/29	15	18
salesforce.com Inc.	3.700%	4/11/28	40	47
ServiceNow Inc.	1.400%	9/1/30	15	15
Texas Instruments Inc.	2.250%	9/4/29	25	27
Texas Instruments Inc.	4.150%	5/15/48	40	55
Verisk Analytics Inc.	4.000%	6/15/25	36	41
VMware Inc.	2.950%	8/21/22	45	47
VMware Inc.	3.900%	8/21/27	25	28
VMware Inc.	4.700%	5/15/30	10	12
Xilinx Inc.	2.375%	6/1/30	10	10
				8,568
Utilities (0.1%)
American Water Capital Corp.	6.593%	10/15/37	15	23
American Water Capital Corp.	3.750%	9/1/47	10	13
				36
Total Corporate Bonds (Cost $66,911)				67,881
Total Investments (99.2%) (Cost $66,911)				67,881
Other Assets and Liabilities—Net (0.8%)				556
Net Assets (100%)				68,437
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate value of these securities was $2,139,000, representing 3.1% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2021	1	126	—

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	67,881	—	67,881

Derivative Financial Instruments
Assets
Futures Contracts[1]	—	—	—	—
1	Represents variation margin on the last day of the reporting period.